Geographical Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table reconciles oil and gas sales by country and product type:

($ millions) (1)	2019	2018
Canada
Crude oil sales	2,425.3	2,743.6
NGL sales	116.8	202.1
Natural gas sales	63.9	54.3
Total Canada	2,606.0	3,000.0
U.S.
Crude oil sales	667.9	811.7
NGL sales	34.2	41.2
Natural gas sales	27.9	34.6
Total U.S.	730.0	887.5
Total oil and gas sales	3,336.0	3,887.5

(1)	Oil and gas sales are reported before realized derivatives.
The following table reconciles non-current assets by country:

($ millions)	2019	2018
Canada	8,121.9	9,679.1
U.S.	1,338.4	2,464.7
Total	9,460.3	12,143.8